UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of the issuing entity: 333-259741-02

Central Index Key Number of the issuing entity: 0001912724

Morgan Stanley Capital I Trust 2022-L8

(Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor: 333-259741

Central Index Key Number of the depositor: 0001547361

Morgan Stanley Capital I Inc.

(Exact name of depositor as specified in its charter)

Morgan Stanley Mortgage Capital Holdings LLC
(Central Index Key Number 0001541557)

Argentic Real Estate Finance LLC
(Central Index Key Number 0001624053)

Starwood Mortgage Capital LLC
(Central Index Key Number 0001548405)

Bank of Montreal

(Central Index Key Number 0000927971)

(Exact names of sponsors as specified in their respective charters)

Amy Kim, (212) 762-5079

(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED WITH THIS FORM

Item 1.    File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2.    File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

Morgan Stanley Capital I Inc.
(Depositor)

Date: March 18, 2022

	By:	/s/ Jane Lam
		By:	Jane Lam, President

EXHIBIT INDEX

Exhibit Number Description

Exhibit 102 Asset Data File

Exhibit 103 Asset Related Document